Disposal of a Subsidiary - Summary of Disposal of a Subsidiary (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Net assets disposed of:
Intangible assets (note 17)	¥ 14
Property, plant and equipment (note 18)	2,019
Prepayments for land use right	305
Other non-current assets	429
Deferred tax assets	4
Flight equipment spare parts	59
Trade receivables	1,097
Prepayments and other receivables	670
Cash and cash equivalents	536
Restricted bank deposits	1
Sales in advance of carriage	(124)
Trade payables	(1,915)
Other payables and accruals	(1,090)
Income tax payable	(26)
Obligations under finance leases	(409)
Borrowings	(262)
Provision for return condition checks for aircraft under operating leases	(511)
Other long-term liabilities	(47)
Post-retirement benefit obligations	(158)
Non-controllinginterests	87
Net assets	679
Gain on disposal of a subsidiary	1,754	¥ 41
Cash	¥ 2,433